UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      SCM Advisors LLC
           -----------------------------------------------------
Address:   909 Montgomery Street
           Suite 500
           San Francisco, CA  94133
           -----------------------------------------------------

Form 13F File Number: 28-06450
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Mark Palmer
        -------------------------
Title:  Chief Compliance Officer
        -------------------------
Phone:  (415) 486-6726
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Mark Palmer                   San Francisco, CA                   11/02/2007
---------------                   -----------------                   ----------
 [Signature]                        [City, State]                       [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:          123
                                         -----------
Form 13F Information Table Value Total:     $340,693
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE  SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------ ------ ----
3M Company                     COM              88579Y101     3740   39965 SH       SOLE              39950      0    0
ABB Ltd ADR                    COM              000375204     6489  247400 SH       SOLE             247310      0    0
ASML Holding NV                COM              N07059186     3522  107189 SH       SOLE             107150      0    0
Abbott Laboratories            COM              002824100     7230  134849 SH       SOLE             134805      0    0
Activision Inc                 COM              004930202     4035  186886 SH       SOLE             186886      0    0
Adobe Systems Inc              COM              00724F101     5242  120050 SH       SOLE             120015      0    0
Advanced Analogic Technologies COM              00752j108      491   46120 SH       SOLE              46120      0    0
Alaska Comm Systems Group      COM              01167p101      421   29150 SH       SOLE              29150      0    0
Allergan Inc                   COM              018490102     7613  118080 SH       SOLE             118080      0    0
Allscripts Inc                 COM              01988P108      408   15100 SH       SOLE              15100      0    0
Altria Group Inc               COM              02209S103     5345   76865 SH       SOLE              76840      0    0
American Tower Corp Cl A       COM              029912201     6120  140566 SH       SOLE             140525      0    0
Ametek Inc                     COM              031100100     1139   26365 SH       SOLE              26365      0    0
Amgen Inc                      COM              031162100     4515   79825 SH       SOLE              79800      0    0
Andersons Inc                  COM              034164103      366    7620 SH       SOLE               7620      0    0
Apple Inc                      COM              037833100     7693   50130 SH       SOLE              50115      0    0
Arris Group Inc                COM              04269Q100      347   28070 SH       SOLE              28070      0    0
Atheros Communications         COM              04743P108     1505   50225 SH       SOLE              50225      0    0
Bill Barrett Corp              COM              06846n104      474   12020 SH       SOLE              12020      0    0
Brightpoint Inc                COM              109473405      377   25100 SH       SOLE              25100      0    0
Broadcom Corp-Cl A             COM              111320107     6374  174920 SH       SOLE             174875      0    0
Bucyrus Intl                   COM              118759109      472    6470 SH       SOLE               6470      0    0
Bunge Limited                  COM              G16962105     3368   31350 SH       SOLE              31340      0    0
CME Group Inc                  COM              12572Q105     5259    8953 SH       SOLE               8950      0    0
CNH Global N.V.                COM              N20935206     6778  111600 SH       SOLE             111565      0    0
CVS Caremark Corp              COM              126650100     7248  182888 SH       SOLE             182830      0    0
Cascade Corp                   COM              147195101      285    4375 SH       SOLE               4375      0    0
Caterpillar Inc                COM              149123101     5821   74220 SH       SOLE              74195      0    0
Celgene Corp                   COM              151020104     3171   44475 SH       SOLE              44460      0    0
Chart Industries Inc           COM              16115Q308      475   14770 SH       SOLE              14770      0    0
Cisco Systems Inc              COM              17275R102     9045  273004 SH       SOLE             272915      0    0
Clearwire Corp-Cl A            COM              185385309      514   21040 SH       SOLE              21040      0    0
Cogent Inc                     COM              19239Y108      355   22630 SH       SOLE              22630      0    0
Cognizant Tech Solutions Corp. COM              192446102     5658   70910 SH       SOLE              70860      0    0
Colgate-Palmolive Co           COM              194162103     8069  113147 SH       SOLE             113115      0    0
Comcast Corp. A                COM              20030N101     6922  286280 SH       SOLE             286190      0    0
Concur Technologies Inc.       COM              206708109     1650   52350 SH       SOLE              52350      0    0
Corning Inc                    COM              219350105     6665  270408 SH       SOLE             270310      0    0
Cubist Pharmaceuticals Inc     COM              229678107      313   14800 SH       SOLE              14800      0    0
Cymer Inc                      COM              232572107      342    8910 SH       SOLE               8910      0    0
DG Fastchannel Inc             COM              23326R109      439   18610 SH       SOLE              18610      0    0
Daktronics Inc.                COM              234264109      506   18590 SH       SOLE              18590      0    0
Double-Take Software           COM              258598101      545   28530 SH       SOLE              28530      0    0
E M C Corp Mass                COM              268648102     6407  308040 SH       SOLE             307950      0    0
Exxon Mobil Corp               COM              30231G102     3711   40100 SH       SOLE              40085      0    0
FMC Corp                       COM              302491303     5361  103055 SH       SOLE             103030      0    0
GFI Group                      COM              361652209      388    4510 SH       SOLE               4510      0    0
Gen-Probe Inc                  COM              36866t103     1100   16525 SH       SOLE              16525      0    0
Genentech Inc                  COM              368710406     5176   66333 SH       SOLE              66310      0    0
Genlyte Group                  COM              372302109      341    5310 SH       SOLE               5310      0    0
Genzyme Corp General Division  COM              372917104     5568   89865 SH       SOLE              89840      0    0
Geo Group Inc                  COM              36159R103      378   12760 SH       SOLE              12760      0    0
Gigamedia Limited              COM              Y2711Y104      358   22140 SH       SOLE              22140      0    0
Gilead Sciences Inc            COM              375558103     6312  154430 SH       SOLE             154390      0    0
Global Telesystems Europe (EUR COM              99naam907        0   33706 SH       SOLE              33706      0    0
Goldman Sachs Group Inc        COM              38141G104     7713   35582 SH       SOLE              35575      0    0
Google                         COM              38259P508     7780   13716 SH       SOLE              13710      0    0
Guess? Inc                     COM              401617105      352    7170 SH       SOLE               7170      0    0
Gulfmark Offshore Inc          COM              402629109      339    6970 SH       SOLE               6970      0    0
Hanover Insurance Group Inc    COM              410867105      301    6820 SH       SOLE               6820      0    0
Harsco Corp.                   COM              415864107     5249   88565 SH       SOLE              88535      0    0
Harvest Natural Resources Inc  COM              41754V103      271   22660 SH       SOLE              22660      0    0
Hewlett-Packard Co             COM              428236103     7267  145955 SH       SOLE             145910      0    0
Humana Inc                     COM              444859102     1140   16310 SH       SOLE              16310      0    0
II-VI                          COM              902104108      399   11560 SH       SOLE              11560      0    0
Iconix Brand Group Inc         COM              451055107      342   14390 SH       SOLE              14390      0    0
Informatica Corp               COM              45666Q102      364   23210 SH       SOLE              23210      0    0
Intel Corp                     COM              458140100     6238  241225 SH       SOLE             241150      0    0
Interdigital Inc.              COM              45867G101      305   14700 SH       SOLE              14700      0    0
Investment Technology Group    COM              46145F105      438   10200 SH       SOLE              10200      0    0
J Crew Group Inc               COM              46612h402     1089   26240 SH       SOLE              26240      0    0
Joy Global Inc.                COM              481165108     1074   21125 SH       SOLE              21125      0    0
KMG Chemicals Inc              COM              482564101      418   15960 SH       SOLE              15960      0    0
Key Technology Inc             COM              493143101      383   12720 SH       SOLE              12720      0    0
Lazard LTD                     COM              G54050102      272    6420 SH       SOLE               6420      0    0
Martek Biosciences Corp        COM              572901106      544   18730 SH       SOLE              18730      0    0
Medtronic Inc                  COM              585055106     3664   64937 SH       SOLE              64910      0    0
Mellanox technologies Ltd      COM              M51363113      400   20460 SH       SOLE              20460      0    0
Memc Electroncs                COM              552715104     3032   51520 SH       SOLE              51500      0    0
Mentor Corp                    COM              587188103      353    7670 SH       SOLE               7670      0    0
Merrill Lynch & Co.            COM              590188108     3889   54560 SH       SOLE              54540      0    0
Microsemi                      COM              595137100      387   13890 SH       SOLE              13890      0    0
Microsoft Corp                 COM              594918104     6026  204535 SH       SOLE             204535      0    0
Motorola Inc                   COM              620076109     4702  253750 SH       SOLE             253750      0    0
NII Holdings Inc               COM              62913f201     7134   86842 SH       SOLE              86810      0    0
Nalco Holding Co               COM              62985Q101      441   14860 SH       SOLE              14860      0    0
Nighthawk Radiology Holdings   COM              65411n105      589   24040 SH       SOLE              24040      0    0
NuVasive Inc                   COM              670704105      627   17440 SH       SOLE              17440      0    0
Nuance Communications Inc      COM              67020Y100      385   19950 SH       SOLE              19950      0    0
Nvidia Corporation             COM              67066g104     5403  149077 SH       SOLE             149032      0    0
Omnicell Inc                   COM              68213n109      607   21270 SH       SOLE              21270      0    0
Omnivision Technologies        COM              682128103      443   19500 SH       SOLE              19500      0    0
Orthofix International NV      COM              N6748L102      507   10360 SH       SOLE              10360      0    0
Oshkosh Truck Corp             COM              688239201     1187   19150 SH       SOLE              19150      0    0
Parker Drilling Co             COM              701081101      363   44700 SH       SOLE              44700      0    0
Pepsico Inc                    COM              713448108     1363   18605 SH       SOLE              18605      0    0
Pinnacle Entertainment Corp    COM              723456109      350   12840 SH       SOLE              12840      0    0
Pros Holdings Inc              COM              74346Y103      421   34880 SH       SOLE              34880      0    0
Psychiatric Solutions          COM              74439H108      544   13840 SH       SOLE              13840      0    0
RF Micro Devices Inc           COM              749941100      346   51390 SH       SOLE              51390      0    0
Research In Motion             COM              760975102     6685   67830 SH       SOLE              67810      0    0
S & P Depository Receipt       COM              78462F103     1572   10300 SH       SOLE              10300      0    0
SBA Communications Corp- CL A  COM              78388J106      578   16380 SH       SOLE              16380      0    0
Sandisk Corp                   COM              80004C101     4224   76665 SH       SOLE              76640      0    0
Schering-Plough Corp           COM              806605101     6541  206800 SH       SOLE             206740      0    0
Schlumberger LTD               COM              806857108     8602   81925 SH       SOLE              81895      0    0
Silgan Holdings Inc            COM              827048109      345    6410 SH       SOLE               6410      0    0
Silicon Motion Technology ADR  COM              82706C108      435   19340 SH       SOLE              19340      0    0
Smith&Wesson Holding Corp      COM              831756101      343   17960 SH       SOLE              17960      0    0
Sonic Foundry Inc              COM              83545r108       24   11230 SH       SOLE              11230      0    0
Sotheby's                      COM              835898107      389    8140 SH       SOLE               8140      0    0
Starwood Hotels & Resorts Worl COM              85590A401     4822   79365 SH       SOLE              79340      0    0
Syniverse Holdings Inc         COM              87163F106      356   22400 SH       SOLE              22400      0    0
Taser International Inc        COM              87651b104      260   16570 SH       SOLE              16570      0    0
Texas Instruments Inc          COM              882508104     4915  134321 SH       SOLE             134280      0    0
Tupperware Corp                COM              899896104      252    8000 SH       SOLE               8000      0    0
United States Steel Corp       COM              912909108     5697   53780 SH       SOLE              53770      0    0
United Technologies Corp       COM              913017109     6616   82200 SH       SOLE              82180      0    0
V F Corp                       COM              918204108     1238   15330 SH       SOLE              15330      0    0
Veraz Networks Inc             COM              923359103      532   75720 SH       SOLE              75720      0    0
Walt Disney Co Holding Co      COM              254687106     3672  106780 SH       SOLE             106740      0    0
XTO Energy Inc                 COM              98385x106     8370  135339 SH       SOLE             135295      0    0
Yum! Brands Inc                COM              988498101     6338  187344 SH       SOLE             187290      0    0